Stock Options and Warrants - Series B Price Adjustment - Additional Information (Detail) - USD ($)						9 Months Ended	12 Months Ended
	Jun. 20, 2015	Oct. 24, 2013	Oct. 17, 2013	Jul. 24, 2013	Jul. 19, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised						170,113	39,295	16,954,822
Proceeds from exercise of warrants						$ 602,000	$ 339,000	$ 2,386,000
Warrants expired unexercised						206,815		6,545,178
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised							5,894,214
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of closing bid price for calculation of exercise price of warrants			20.00%
Closing bid price			$ 0.1815
Adjusted exercise price		$ 0.1452
Number of warrants exercised						12,409	39,295	16,754,822
Proceeds from exercise of warrants						$ 83,388	$ 339,506	$ 2,356,000
Warrants initial exercise price				$ 0.15	$ 0.15
Warrants expired unexercised	206,815	3,245,178
Series B Warrants [Member] | Adjustments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised								16,754,822
Series B Warrants [Member] | Adjusted Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised		12,304,822
Proceeds from exercise of warrants		$ 1,722,000
Series B Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised							5,894,214	4,450,000
Proceeds from exercise of warrants								$ 634,000
Warrants initial exercise price								$ 0.15